Additional Financial Information - Summary of Changes in the Components of Accumulated Other Comprehensive Income Loss (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Additional Financial Information [Line Items]
Loss Included in Direct Operating Expense	$ 2.5		$ 0.3
Loss included in Interest Expense			$ 10.4
Gain included in Interest Expense	$ 26.0				$ 0.2
Other Comprehensive Income (Loss) [Member]
Additional Financial Information [Line Items]
Loss Included in Direct Operating Expense		$ 0.7		$ 0.2
Loss included in Interest Expense		$ 15.6		$ 48.8	$ 48.3